STATEMENT OF STOCKHOLDERS' DEFICIT (USD $)	Total	Common Stock	Additional Paid-in Capital	Treasury Stock	Deficit Accumulated During the Development Stage
BEGINNING BALANCE at Jan. 23, 2006
Issuance of common stock for cash at $.004 per share (in shares)		8,437,500
Issuance of common stock for cash at $.004 per share	$ 30,000	$ 843	$ 29,157
Net loss	(12,951)				(12,951)
ENDING BALANCE at Dec. 31, 2006	17,049	843	29,157		(12,951)
ENDING BALANCE (in shares) at Dec. 31, 2006		8,437,500
Net loss	(11,777)				(11,777)
ENDING BALANCE at Jun. 30, 2007	5,272	843	29,157		(24,728)
ENDING BALANCE (in shares) at Jun. 30, 2007		8,437,500
BEGINNING BALANCE at Dec. 31, 2006	17,049				(12,951)
Net loss	(16,879)				(28,656)
ENDING BALANCE at Dec. 31, 2007	(11,607)	843	29,157		(41,607)
ENDING BALANCE (in shares) at Dec. 31, 2007		8,437,500
BEGINNING BALANCE at Jun. 30, 2007	5,272	843	29,157		(24,728)
Net loss	(16,879)				(16,879)
ENDING BALANCE at Dec. 31, 2007	(11,607)	843	29,157		(41,607)
ENDING BALANCE (in shares) at Dec. 31, 2007		8,437,500
Net loss	(13,201)				(13,201)
ENDING BALANCE at Dec. 31, 2008	(24,808)	843	29,157		(54,808)
ENDING BALANCE (in shares) at Dec. 31, 2008		8,437,500
Issuance of common stock for cash at $.004 per share (in shares)		260,955
Issuance of common stock for cash at $.004 per share	928	26	902
Net loss	(24,973)				(24,973)
ENDING BALANCE at Dec. 31, 2009	(48,853)	869	30,059		(79,781)
ENDING BALANCE (in shares) at Dec. 31, 2009		8,698,455
Net loss	(30,441)				(30,441)
ENDING BALANCE at Dec. 31, 2010	(79,294)	869	30,059		(110,222)
ENDING BALANCE (in shares) at Dec. 31, 2010		8,698,455
Purchase of Treasury Stock	(6,928)			(6,928)
Retirement of Treasury Stock (in shares)		(1,948,455)
Retirement of Treasury Stock		(194)	(6,734)	6,928
Net loss	(18,519)				(18,519)
ENDING BALANCE at Jun. 30, 2011	$ (104,741)	$ 675	$ 23,325		$ (128,741)
ENDING BALANCE (in shares) at Jun. 30, 2011		6,750,000